Property, plant and equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Cost	$ 285	$ 288
Accumulated Depreciation	188	176
Net book value	97	112
Office Equipment [Member]
Cost	54	55
Accumulated Depreciation	14	8
Net book value	40	47
Computer Equipment [Member]
Cost	150	149
Accumulated Depreciation	130	130
Net book value	20	19
Field Equipment [Member]
Cost	37	39
Accumulated Depreciation	33	33
Net book value	4	6
Building [Member]
Cost	44	45
Accumulated Depreciation	11	5
Net book value	$ 33	$ 40